OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Other Accounts Payable
Employee and payroll accruals		$ 1,868	$ 1,139
Accrued expenses		2,309	2,899
Tax payable			18
Liabilities to related parties (1)	[1]	80	236
Lease liabilities		234	500
Other accounts payable		$ 4,491	$ 4,792

[1]	A current non-interest-bearing account.